Summary of significant accounting policies - Cash and cash equivalents (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 3,918,146	$ 536,784	¥ 7,081,937
PRC
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 3,910,713	$ 535,765	¥ 7,081,932